Fair Value (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Of Contingently Convertible Series E Units Liability

trigger such conversions. The following table sets forth the fair value of the contingently convertible series E units liability as of June 30, 2013 (in thousands):

		June 30, 2013
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingently convertible Series E units liability	$64,881	$—	$—	$64,881